Schedule of Fair Value Assumptions of Stock Options (Details) $ / shares in Thousands	9 Months Ended
Sep. 30, 2022 $ / shares
Other Income and Expenses [Abstract]
Dividend yield	0.00%
Expected volatility	96.52%
Risk-free interest	4.06%
Contractual term of up to (years)	5 years
Suboptimal exercise multiple (NIS)	$ 5